Share Based Compensation (Details) - Schedule of Intrinsic Value Per Option at the Date of Grant ₨ in Millions	12 Months Ended
Mar. 31, 2023 INR (₨) shares
October 01, 2020 [Member]
Share Based Compensation (Details) - Schedule of Intrinsic Value Per Option at the Date of Grant [Line Items]
No. of options granted (in Shares) | shares	4,273	[1]
Deemed fair value of equity shares (INR)	₨ 2,320	[1]
Intrinsic value per option at the time of grant (INR)		[1]
Valuation used	Market price	[1]
March 31, 2021 [Member]
Share Based Compensation (Details) - Schedule of Intrinsic Value Per Option at the Date of Grant [Line Items]
No. of options granted (in Shares) | shares	182,800
Deemed fair value of equity shares (INR)	₨ 2,057
Intrinsic value per option at the time of grant (INR)
Valuation used	Market price
July 7, 2021 [Member]
Share Based Compensation (Details) - Schedule of Intrinsic Value Per Option at the Date of Grant [Line Items]
No. of options granted (in Shares) | shares	20,000
Deemed fair value of equity shares (INR)	₨ 1,838
Intrinsic value per option at the time of grant (INR)
Valuation used	Market price

[1]	Pertains to RSUs converted into RSs at the prevailing market price.